27. Insurance (Tables)	12 Months Ended
Dec. 31, 2018
Insurance Tables Abstract
Insurance coverage
Coverage

Specified risks – fire	2,007,219
Engineering risk	911,961
Guarantee insurance for escrow deposit	500,000
Traditional guarantee insurance	100,000
Civil liability– D&O (Directors and Officers)	100,000
Civil liability – works	72,435
Domestic and international transportation	11,470
Civil liability – operations	5,000
Other	14
Total	3,708,099